DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Proposed Business Combination (Details) - USD ($) $ in Millions	Oct. 19, 2023	Feb. 14, 2023
Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Waiver of Business Combination Condition, Threshold Cash and Cash Equivalents	$ 50.0
Vast Solar Pty Ltd
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of warrants issuable per unit		0.5
Backstop Agreement, Number of Shares to be Issued to Sponsor	350,000
Shares to be Issued to Sponsor as Acceleration to Share Price Target Shares	1,500,000
Shares to be Issued to Sponsor Upon Achievement of Share Price Targets	2,400,000
Vast Solar Pty Ltd | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issuable per unit		1